SIGNIFICANT ACCOUNTING POLICIES (Schedule of Fair Value Assumptions) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Risk free interest rate		0.00%	2.00%
Dividend yield	0.00%	0.00%	0.00%
Expected volatility		0.00%	75.00%
Expected term		0 years	5 years
Forfeiture rate	2.00%	0.00%	2.00%
Minimum [Member]
Risk free interest rate	0.56%
Expected volatility	44.75%
Expected term	2 years 7 months 17 days
Maximum [Member]
Risk free interest rate	1.31%
Expected volatility	49.48%
Expected term	4 years 6 months